Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST I
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 21, 2013